Consolidated Statements of Condition (Parentheticals) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Consolidated Statements of Condition [Abstract]
Held to maturity securities, fair value	$ 4,389	$ 5,306
Capital stock, par value (in Dollars per share)	$ 1	$ 1
Capital stock, shares authorized (in Shares)	30,000,000	30,000,000
Capital stock, shares issued (in Shares)	20,118,509	20,097,152
Capital stock, shares outstanding (in Shares)	18,029,107	19,019,749
Treasury stock, at cost (in Shares)	2,089,402	1,077,403